Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Financial Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Noncurrent:
Available-for-sale financial investments	₱ 15,165	₱ 12,189
Investment in debt securities and other long- term investments – net of current portion	150	374
Derivative financial assets – net of current portion	215	499
Advances and other noncurrent assets – net of current portion	13,855	9,152
Current:
Cash and cash equivalents	32,905	38,722	₱ 46,455	₱ 26,659
Short-term investments	1,074	2,738
Trade and other receivables	33,761	24,436
Current portion of derivative financial assets	171	242
Current portion of investment in debt securities and other long-term investments	100	326
Current portion of advances and other noncurrent assets	6,824	7,916
Total assets	104,220	96,594
Noncurrent:
Interest-bearing financial liabilities – net of current portion	157,654	151,759
Derivative financial liabilities – net of current portion	8	2
Customers’ deposits	2,443	2,431
Deferred credits and other noncurrent liabilities	5,680	13,720
Current:
Accounts payable	58,490	50,975
Accrued expenses and other current liabilities	70,648	74,868
Current portion of interest-bearing financial liabilities	14,957	33,273
Dividends payable	1,575	1,544
Current portion of derivative financial liabilities	141	225
Total liabilities	311,596	328,797
Net assets (liabilities)	(207,376)	(232,203)
Financial liabilities carried at amortized cost [Member]
Noncurrent:
Interest-bearing financial liabilities – net of current portion	157,654	151,759
Customers’ deposits	2,443	2,431
Deferred credits and other noncurrent liabilities	5,680	13,720
Current:
Accounts payable	58,490	50,975
Accrued expenses and other current liabilities	70,648	74,868
Current portion of interest-bearing financial liabilities	14,957	33,273
Dividends payable	1,575	1,544
Total liabilities	311,447	328,570
Net assets (liabilities)	(311,447)	(328,570)
Cash and cash equivalents [Member]
Current:
Cash and cash equivalents	32,905	38,722
Total assets	32,905	38,722
Current:
Net assets (liabilities)	32,905	38,722
Loans and receivables [Member]
Noncurrent:
Investment in debt securities and other long- term investments – net of current portion		224
Advances and other noncurrent assets – net of current portion	13,855	9,152
Current:
Short-term investments	1,074	2,736
Trade and other receivables	33,761	24,436
Current portion of investment in debt securities and other long-term investments	100	124
Current portion of advances and other noncurrent assets	6,824	7,916
Total assets	55,614	44,588
Current:
Net assets (liabilities)	55,614	44,588
HTM investments [Member]
Noncurrent:
Investment in debt securities and other long- term investments – net of current portion	150	150
Current:
Current portion of investment in debt securities and other long-term investments		202
Total assets	150	352
Current:
Net assets (liabilities)	150	352
Financial instruments at FVPL [Member]
Current:
Short-term investments		2
Current portion of derivative financial assets		66
Total assets		68
Current:
Current portion of derivative financial liabilities	90	16
Total liabilities	90	16
Net assets (liabilities)	(90)	52
Derivatives used for hedging [Member]
Noncurrent:
Derivative financial assets – net of current portion	215	499
Current:
Current portion of derivative financial assets	171	176
Total assets	386	675
Noncurrent:
Derivative financial liabilities – net of current portion	8	2
Current:
Current portion of derivative financial liabilities	51	209
Total liabilities	59	211
Net assets (liabilities)	327	464
Available-for-sale financial investments [Member]
Noncurrent:
Available-for-sale financial investments	15,165	12,189
Current:
Total assets	15,165	12,189
Current:
Net assets (liabilities)	₱ 15,165	₱ 12,189